Basis of Presentation and Significant Accounting Policies - Additional Information (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Feb. 13, 2014
Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Subsequent Event
Basis Of Presentation And Significant Accounting Policies [Line Items]
Common Stock Dividends, Shares (in Shares)		1.4348